10-K Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Valuation allowance	$ 0	$ 0
Operating loss carryforwards	100,000
Charitable contribution carryforwards	0
Unrecognized tax benefits liability	0	0
Unrecognized tax benefits, income tax penalties and interest expense	0	$ 0
Domestic Tax Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 0